VILLERE BALANCED FUND

                      SEMI-ANNUAL REPORT FEBRUARY 28, 2003

                     (St. Denis J. Villere & Company Logo)

                                 On the cover:
              A View of New Orleans by John L. Boqueta de Woiseri,
             aquatint with etching and watercolor, 1803 (1958.42).
               From The Historic New Orleans Collection's current
                     exhibition marking the bicentennial of
                            the Louisiana Purchase.

                             VILLERE BALANCED FUND

March 27, 2003

To Our Fellow Shareholders:

The Villere Balanced Fund finished its semi-annual period on February 28, 2003 with a cumulative return since inception (9/30/99) of 15.57% (4.33% on an annualized basis). Over the same period, our fund outperformed the S&P 500, which declined 31.31% (-10.42% on an annualized basis). The Lehman Government Corporate Bond Index improved 33.71% (8.88% on an annualized basis). Our twelve month return was -8.22%, which was disappointing on an absolute basis, but looks impressive when compared to the S&P 500 down 22.68%. The Lehman Government Corporate Bond Index was up 9.93%. At the close of our semi-annual period the asset allocation was 68%, 26%, and 6% invested in stocks, bonds, and cash respectively.

This past year was an extremely difficult time to be invested in the stock market. In fact the last three years have been terrible for stocks, but we believe that fear and risk aversion are at peaks, a confluence which historically has acted as a great contrary indicator and is quite bullish.
Short interest on the New York Stock Exchange has been rising, having doubled since 1999 indicating broad pessimism. Cash flow from stocks to bonds is at an all time high, and credit spreads between junk bonds and US Treasurys are at their widest diversion in recent history. Another indicator, the S&P 100 Volatility Index (VIX) seems to be cresting. This index is a reliable indicator of sheer panic on Wall Street, and is currently near September 11th 2001 levels. When bearish sentiment is at such an extreme, a reversal is more than likely to follow. As selling pressure dissipates, demand should fill the vacuum and stocks should move higher.

A common public misconception holds that the next three years will be identical to the downward trend of the last three. We believe that this broad negativity has caused the same investors that chased high multiple stocks at the market's zenith to flock into bonds. The 10-year Treasury is currently yielding about 3.90%. We believe that a slight uptick in interest rates will cause these bond investors to experience losses. If interest rates were to rise one percentage point over the next 6 months, then it is possible that these treasuries could lose 5.7%, and a 2 percent point increase could cause a loss of 12.5%.

The stability of our fixed income component has been gratifying in the face of such a negative environment for equities over the past 12 months. We do not expect this divergence between stocks and bonds to continue. It should be noted that since 1926 small company stocks returned 12.1%, and long-term corporate bonds have returned 5.9%. Since the funds inception, the Lehman Intermediate Corporate Bond Index is up 33.71% (8.88% annualized), and the Russell 3000 is down 31.64% (-10.54% annualized). It is our belief that this performance will revert back to the mean, with stocks recovering and bonds languishing.

During the past year, we enjoyed success with Garmin, up 65%. Garmin is the worldwide leader in the manufacture and sale of Global Positioning Satellite
(GPS) devices. After studying their fortress-like balance sheet that included $450 million in cash and zero debt we decided to visit their facilities in Olathe, Kansas. Garmin has a 25% market share across all segments; a 60% share in the consumer market, and an 80% share in the aviation market. We learned that Cessna, a leading builder of private planes, was installing a Garmin competitor due to an old family relationship. Cessna buyers were scrapping all of the GPS equipment, and replacing it with Garmin avionics. Market demand caused Cessna to discontinue the previous relationship, in favor of Garmin.

A sour note was sounded by a 46% decline in the shares of Jack Henry. Although a supplier to a healthy banking industry, performance was tainted by the market's prejudice against "high-tech" stocks. Despite the fact that bank stocks were strong last year, their capital spending essentially stopped, and hurt Jack Henry's business.

On a recent visit with management, we became comfortable with their assessment of future demand as the economy improves. Based on our discussions, we feel confident that when spending recurs, Jack Henry will capitalize on its leadership role, and return to double-digit bottom line growth.

Despite the eroding market, we stood by our fund's objectives in seeking long-term capital growth. We trust that in this volatile market a balanced fund is the investment vehicle of choice as it offers the stability of fixed income, and the opportunity for growth of equities.

In conclusion, we are confident that the market is on track for recovery and investors will realize that their investment goals cannot be met by money-market funds yielding less than 1%. We have properly diversified our fund to maintain our principles, and have positioned ourselves to take full advantage when capital begins to flow back into equities. We continue to invest in companies with superior management and strong earning power, whose potential is yet to be recognized by the investing public.

Thank you for your investment in the Villere Balanced Fund.

/s/ St. Denis J. Villere                /s/ George G. Villere
St. Denis J. Villere                    George G. Villere

/s/ George V. Young                     /s/ St. Denis J. Villere III
George V. Young                         St. Denis J. Villere III

The opinions expressed above are those of St. Denis J. Villere, George G. Villere, George V. Young and St. Denis J. Villere III, and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Past performance is not predictive of future results. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original investment.

Must be preceded or accompanied by a prospectus. The Russell 3000 and S&P 500 Indices are unmanaged indices commonly used to measure performance of U.S. stocks. The Lehman Government Corporate Bond Index is composed of US Treasury, federal agency and investment grade corporate debt rated Baa or better, with at least one year to maturity and is representative of approximately 100% of all investment grade bonds, not including mortgage backed securities. One cannot invest directly in an index. Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments in the semi-annual report for more complete information regarding holdings.

The Fund is distributed by Quasar Distributors, LLC.  04/03

SCHEDULE OF INVESTMENTS at February 28, 2003 (Unaudited)

  SHARES                                                               VALUE
  ------                                                               -----
COMMON STOCKS: 68.2%

BANKS: 6.4%
   13,500    First State
               Bancorporation                                       $  317,925
    5,600    Wells Fargo & Co.                                         253,960
                                                                    ----------
                                                                       571,885
                                                                    ----------

CHEMICALS: 2.6%
   10,600    Cabot Corp.                                               232,140
                                                                    ----------

COMPUTERS - INTEGRATED SYSTEMS: 5.2%
   40,800    3D Systems Corp.*<F1>                                     274,992
   16,300    Jack Henry &
               Associates, Inc.                                        187,450
                                                                    ----------
                                                                       462,442
                                                                    ----------

CONSTRUCTION: 2.1%
   15,100    Insituform Technologies,
               Inc. - Class A*<F1>                                     190,260
                                                                    ----------

DISTRIBUTION - WHOLESALE: 3.3%
   10,650    SCP Pool Corp.*<F1>                                       291,810
                                                                    ----------

ELECTRONIC MEASURING
  INSTRUMENTS: 3.8%
   10,000    Garmin Ltd.*<F1>                                          333,600
                                                                    ----------

FOOD PROCESSING: 4.3%
    9,300    American Italian
               Pasta Co. - Class A*<F1>                                386,043
                                                                    ----------

MEDICAL PRODUCTS: 6.3%
   11,600    Cooper Cos., Inc.                                         336,980
   57,000    Luminex Corp.*<F1>                                        228,000
                                                                    ----------
                                                                       564,980
                                                                    ----------

MEDICAL SERVICES: 11.2%
   11,200    AdvancePCS*<F1>                                           313,040
   10,000    Cerner Corp.*<F1>                                         332,200
   17,800    LabOne, Inc.*<F1>                                         349,592
                                                                    ----------
                                                                       994,832
                                                                    ----------

OIL - EXPLORATION & PRODUCTION: 3.0%
    7,800    Stone Energy Corp.*<F1>                                   267,150
                                                                    ----------

OIL - FIELD MACHINERY &
  EQUIPMENT: 0.6%
    3,100    Gulf Island
               Fabrication, Inc.*<F1>                                   56,141
                                                                    ----------

PHARMACEUTICALS: 3.9%
   11,500    Pfizer Inc.                                               342,930
                                                                    ----------

RESTAURANTS: 3.8%
   17,200    O'Charley's, Inc.*<F1>                                    342,108
                                                                    ----------

RETAIL: 4.2%
   14,600    O'Reilly
               Automotive, Inc.*<F1>                                   372,738
                                                                    ----------

TRANSPORTATION: 7.5%
   30,000    Kansas City Southern*<F1>                                 364,500
   11,000    Petroleum
               Helicopters, Inc.*<F1>                                  303,490
                                                                    ----------
                                                                       667,990
                                                                    ----------
TOTAL COMMON STOCKS
  (cost $6,326,579)                                                  6,077,049
                                                                    ----------

PRINCIPAL
  AMOUNT
---------
CORPORATE BONDS: 25.9%
 $200,000    Bank of America Corp.,
               5.95%, 2/15/2006                                        217,838
   50,000    Chevron Texaco Corp.,
               6.625%, 10/1/2004                                        53,579
  325,000    Colonial Bank,
               8.00%, 3/15/2009                                        340,307
  125,000    CSX Transportation,
               Inc., 7.77%, 4/1/2010                                   152,833
   75,000    Ford Motor Credit Co.,
               5.80%, 1/12/2009                                         70,379
  200,000    General Motors Corp.,
               7.20%, 1/15/2011                                        203,953
  200,000    Goldman Sachs
               Group, Inc.,
               6.875%, 1/15/2011                                       228,537
  200,000    GTE Corp.,
               6.36%, 4/15/2006                                        219,923
  250,000    IBM Corp.,
               4.75%, 11/29/2012                                       257,350
   75,000    McDonnell
               Douglas Corp.,
               6.875%, 11/1/2006                                        83,635
  250,000    Merrill Lynch & Co.,
               6.875%, 11/15/2018                                      289,541
   50,000    Pitney Bowes, Inc.,
               5.95%, 2/1/2005                                          53,552
   75,000    Sara Lee Corp.,
               6.00%, 1/15/2008                                         83,432
   50,000    Stone Energy Corp.,
               8.75%, 9/15/2007                                         52,250
                                                                    ----------
TOTAL CORPORATE BONDS
  (cost $2,116,548)                                                  2,307,109
                                                                    ----------

SHORT-TERM INVESTMENT: 2.8%
MONEY MARKET INVESTMENT:
245,612      Cash Trust Series II -
               Treasury Fund
               (cost $245,612)                                         245,612
                                                                    ----------

TOTAL INVESTMENTS IN
  SECURITIES: 96.9%
  (cost $8,688,739+<F2>)                                             8,629,770
Other Assets
  less Liabilities: 3.1%                                               275,021
                                                                    ----------
NET ASSETS:  100%                                                   $8,904,791
                                                                    ----------
                                                                    ----------

*<F1> Non-income producing security.
+<F2> Gross unrealized appreciation and depreciation of securities is as follows:
      Gross unrealized appreciation                                 $  885,757
      Gross unrealized depreciation                                   (944,726)
                                                                    ----------
      Net unrealized depreciation                                   $  (58,969)
                                                                    ----------
                                                                    ----------

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at February 28, 2003 (Unaudited)

ASSETS
Investments in securities, at value (cost $8,688,739)               $8,629,770
Receivables:
     Investments sold                                                  257,138
     Dividends and interest                                             45,508
Prepaid expenses                                                         4,292
                                                                    ----------
          Total assets                                               8,936,708
                                                                    ----------

LIABILITIES
Payables:
     Advisory fees                                                       2,291
     Administration fees                                                 2,301
Accrued expenses                                                        27,325
                                                                    ----------
          Total liabilities                                             31,917
                                                                    ----------

NET ASSETS                                                          $8,904,791
                                                                    ----------
                                                                    ----------

COMPONENTS OF NET ASSETS
Paid-in capital                                                     $9,997,908
Undistributed net investment income                                      3,904
Accumulated net realized loss on investments                        (1,038,052)
Net unrealized depreciation on investments                             (58,969)
                                                                    ----------
     Net assets                                                     $8,904,791
                                                                    ----------
                                                                    ----------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE ($8,904,791/857,378 shares outstanding; unlimited
  number of shares authorized without par value)                        $10.39
                                                                        ------
                                                                        ------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS - For the Six Months Ended February 28, 2003
(Unaudited)

INVESTMENT INCOME
Income
     Interest income                                                  $ 73,303
     Dividend income                                                    10,240
                                                                      --------
          Total income                                                  83,543
                                                                      --------

Expenses
     Advisory fees                                                      30,173
     Administration fees                                                14,876
     Fund accounting fees                                               10,383
     Transfer agent fees                                                 7,055
     Audit fees                                                          6,122
     Legal fees                                                          3,453
     Trustee fees                                                        3,153
     Reports to shareholders                                             2,803
     Registration fees                                                   2,733
     Custody fees                                                        1,828
     Insurance                                                             269
     Miscellaneous                                                         384
                                                                      --------
          Total expenses                                                83,232
          Less: fees waived and expenses absorbed                      (22,887)
                                                                      --------
          Net expenses                                                  60,345
                                                                      --------
               NET INVESTMENT INCOME                                    23,198
                                                                      --------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments                                      (599,583)
Change in net unrealized
  appreciation/depreciation on investments                             756,882
                                                                      --------
     Net realized and unrealized gain on investments                   157,299
                                                                      --------
          NET INCREASE IN NET ASSETS
            RESULTING FROM OPERATIONS                                 $180,497
                                                                      --------
                                                                      --------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                            Six Months
                                                              Ended                Year
                                                        February 28, 2003         Ended
                                                           (Unaudited)       August 31, 2002
                                                        -----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income                                   $   23,198          $   56,567
    Net realized loss on investments                          (599,583)           (203,227)
    Change in net unrealized
      appreciation/depreciation on investments                 756,882          (1,037,200)
                                                            ----------          ----------
         NET INCREASE/(DECREASE) IN NET ASSETS
           RESULTING FROM OPERATIONS                           180,497          (1,183,860)
                                                            ----------          ----------

DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income                                 (57,775)            (62,262)
    From net realized gain                                          --                  --
                                                            ----------          ----------
         TOTAL DISTRIBUTIONS TO SHAREHOLDERS                   (57,775)            (62,262)
                                                            ----------          ----------

CAPITAL SHARE TRANSACTIONS
    Net increase in net assets derived from net
      change in outstanding shares (a)<F3>                   1,017,847           1,547,955
                                                            ----------          ----------
         TOTAL INCREASE IN NET ASSETS                        1,140,569             301,833
                                                            ----------          ----------

NET ASSETS
    Beginning of period                                      7,764,222           7,462,389
                                                            ----------          ----------
    END OF PERIOD (INCLUDING UNDISTRIBUTED
      NET INVESTMENT INCOME OF $3,904
      AND $38,481)                                          $8,904,791          $7,764,222
                                                            ----------          ----------
                                                            ----------          ----------

(a)<F3>  Summary of capital share transactions is as follows:

                                                Six Months
                                                  Ended                          Year
                                            February 28, 2003                   Ended
                                               (Unaudited)                 August 31, 2002
                                          ----------------------        ----------------------
                                           Shares        Value           Shares        Value
                                          --------      --------        --------      --------
Shares sold                                138,691     $1,429,553        177,046     $1,982,627
Shares issued in reinvestment
  of distributions                           5,520         56,971          5,289         61,084
Shares redeemed                            (46,333)      (468,677)       (45,038)      (495,756)
                                           -------     ----------        -------     ----------
Net increase                                97,878     $1,017,847        137,297     $1,547,955
                                           -------     ----------        -------     ----------
                                           -------     ----------        -------     ----------

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A CAPITAL SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                  Six Months                                 September 30,
                                                    Ended                                      1999*<F4>
                                                 February 28,                                   through
                                                     2003          Year Ended August 31,       August 31,
                                                 (Unaudited)        2002           2001           2000
                                                  ----------        ----           ----           ----
Net asset value,
  beginning of period                               $10.22         $11.99         $12.94         $10.00
                                                    ------         ------         ------         ------

   INCOME FROM INVESTMENT OPERATIONS:
       Net investment income                          0.02           0.08           0.13           0.13
       Net realized and unrealized
         gain (loss) on investments                   0.22          (1.75)         (0.48)          3.28
                                                    ------         ------         ------         ------
   Total from investment operations                   0.24          (1.67)         (0.35)          3.41
                                                    ------         ------         ------         ------

   LESS DISTRIBUTIONS:
       From net investment income                    (0.07)         (0.10)         (0.15)         (0.04)
       From net realized gain                           --             --          (0.45)         (0.43)
                                                    ------         ------         ------         ------
   Total distributions                               (0.07)         (0.10)         (0.60)         (0.47)
                                                    ------         ------         ------         ------
   Net asset value, end of period                   $10.39         $10.22         $11.99         $12.94
                                                    ------         ------         ------         ------
                                                    ------         ------         ------         ------

Total return                                          2.38%#<F6>   (14.05)%        (2.50)%        34.70%#<F6>

Ratios/supplemental data:
Net assets, end of period (millions)                  $8.9           $7.8           $7.5           $4.3

   RATIO OF EXPENSES TO AVERAGE NET ASSETS:
       Before fees waived and
         expenses absorbed                            2.07%+<F5>     2.30%          2.78%          4.95%+<F5>
       After fees waived and
         expenses absorbed                            1.50%+<F5>     1.50%          1.50%          1.50%+<F5>

   RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
       Before fees waived and
         expenses absorbed                            0.01%+<F5>    (0.07)%        (0.03)%        (1.99)%+<F5>
       After fees waived and
         expenses absorbed                            0.58%+<F5>     0.73%          1.25%          1.46%+<F5>
   Portfolio turnover rate                           23.94%#<F6>    19.84%         32.45%         18.35%#<F6>

*<F4>  Commencement of operations.
+<F5>  Annualized.
#<F6>  Not annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

     The Villere Balanced Fund (the "Fund") is a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Fund commenced operations on September 30, 1999. The investment objective of the Fund is to seek long-term capital growth, consistent with preservation of capital and balanced by current income. The Fund seeks to achieve its objective by investing in a combination of equity securities and high quality fixed income obligations.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Securities Valuation. Securities traded on a national exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities, are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.

         U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at their current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board of Trustees determines during such 60 day period that amortized cost does not represent fair value.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Securities Transactions, Dividend Income and Distributions. Securities transactions are accounted for on the trade date. The cost of securities sold is determined using the specific identification method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Purchased discounts and premiums on securities held are accreted or amortized to interest income over the life of each security using a method which approximates the effective interest method.

     D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     St. Denis J. Villere & Co. (the "Adviser") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement the Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser receives a monthly fee at the annual rate of 0.75% of the Fund's average daily net assets. For the six months ended February 28, 2003, the Fund incurred $30,173 in advisory fees.

     The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to limit the Fund's expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses so that its ratio of expenses to average net assets will not exceed 1.50%. In the case of the Fund's initial period of operations any fee waived or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the six months ended February 28, 2003, the Adviser waived $22,887 in fees.

     At February 28, 2003, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be reimbursed was $235,910. The Adviser may recapture a portion of the above amount no later than the dates as stated below:

                                                     August 31,
                                       --------------------------------------
                                       2003       2004       2005        2006
                                       ----       ----       ----        ----
     Villere Balanced Fund           $80,358     $70,649    $62,016    $22,887

     The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

     U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

     Under $15 million                  $30,000
     $15 to $50 million                 0.20% of average daily net assets
     $50 to $100 million                0.15% of average daily net assets
     $100 to $150 million               0.10% of average daily net assets
     Over $150 million                  0.05% of average daily net assets

     For the six months ended February 28, 2003, the Fund incurred $14,876 in administration fees.

     U.S. Bancorp Fund Services, LLC provides fund accounting and transfer agency services for the Fund. U.S. Bancorp Fund Services, LLC is an affiliate of the Administrator. Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from the sales of securities excluding short-term investments for the six months ended February 28, 2003, were $2,526,133 and $1,865,593, respectively.

INDEPENDENT TRUSTEES (Unaudited)

                                        Term
                                        of Office                                    # of Funds      Other
                          Position      and Length     Principal                     in complex      Directorships
Name, Age                 Held with     of Time        Occupation During             overseen by     Held by
and Address               the Trust     Served         Past Five Years               Trustee         Trustee
-----------               ---------     ----------     -----------------             -----------     -------------
Dorothy A. Berry          Chairman      Indefinite     Consultant, Talon             17              Not
(Born 1943)               and           Term           Industries                                    Applicable
615 E. Michigan St.       Trustee       Since          (administrative,
Milwaukee, WI 53202                     May 1991       management &
                                                       business consulting);
                                                       formerly Chief
                                                       Operating Officer,
                                                       Integrated Asset
                                                       Management
                                                       (investment advisor
                                                       and manager); and
                                                       formerly President,
                                                       Value Line, Inc.,
                                                       (investment advisory
                                                       & financial publishing
                                                       firm).

Wallace L. Cook           Trustee       Indefinite     Retired; formerly             17              Not
(Born 1939)                             Term           Senior Vice President,                        Applicable
615 E. Michigan St.                     Since          Rockefeller Trust Co.
Milwaukee, WI 53202                     May 1991       Financial Counselor,
                                                       Rockefeller & Co.

Carl A. Froebel           Trustee       Indefinite     Private Investor;             17              Not
(Born 1938)                             Term           formerly Managing                             Applicable
615 E. Michigan St.                     Since          Director, Premier
Milwaukee, WI 53202                     May 1991       Solutions, Ltd.;
                                                       formerly President
                                                       and Founder, National
                                                       Investor Data Services,
                                                       Inc. (investment related
                                                       computer software).

Ashley T. Rabun           Trustee       Indefinite     Founder and Chief             17              Trustee,
(Born 1952)                             Term           Executive Officer,                            E*TRADE
615 E. Michigan St.                     Since          InvestorReach, Inc.,                          Mutual
Milwaukee, WI 53202                     May 2002       (financial services                           Funds
                                                       marketing and
                                                       distribution consulting);
                                                       formerly Partner &
                                                       Director, Nicholas-
                                                       Applegate Capital
                                                       Management,
                                                       (investment management)

Rowley W.P. Redington     Trustee       Indefinite     President; Intertech          17              Not
(Born 1944)                             Term           Computer Services                             Applicable
615 E. Michigan St.                     Since          Corp. (consumer
Milwaukee, WI 53202                     May 1991       electronics and
                                                       computer service and
                                                       marketing); formerly
                                                       Vice President, PRS
                                                       of New Jersey, Inc.
                                                       (management
                                                       consulting), and Chief
                                                       Executive Officer,
                                                       Rowley Associates
                                                       (consultants).

INTERESTED TRUSTEES AND OFFICERS

Steven J. Paggioli        Trustee       Indefinite     Consultant, U.S.              17              Trustee,
(Born 1950)                             Term           Bancorp Fund                                  Managers
915 Broadway                            Since          Services, LLC since                           Funds
New York, NY  10010                     May 1991       July, 2001; formerly
                                                       Executive Vice
                                                       President, Investment
                                                       Company
                                                       Administration, LLC
                                                       ("ICA") (mutual fund
                                                       administrator and the
                                                       Fund's former
                                                       administrator).

Robert M. Slotky          President     Indefinite     Vice President, U.S.                          Not
(Born 1947)                             Term           Bancorp Fund Services,                        Applicable
2020 E. Financial Way,                  Since          LLC since July 2001;
Suite 100                               August         formerly, Senior Vice
Glendora, CA  91741                     2002           President, ICA (May
                                                       1997-July 2001).

Eric W. Falkeis           Treasurer     Indefinite     Vice President, U.S.                          Not
(Born 1973)                             Term           Bancorp Fund Services,                        Applicable
615 E. Michigan St.                     Since          LLC since 1997; Chief
Milwaukee, WI 53202                     August         Financial Officer,
                                        2002           Quasar Distributors,
                                                       LLC, since 2000.

Chad E. Fickett           Secretary     Indefinite     Compliance                                    Not
(Born 1973)                             Term           Administrator, U.S.                           Applicable
615 E. Michigan St.                     Since          Bancorp Fund Services,
Milwaukee, WI  53202                    March          LLC since July 2000.
                                        2002

                                    Adviser
                         ST. DENIS J. VILLERE &COMPANY
                         210 Baronne Street, Suite 808
                             New Orleans, LA 70112

                                  Distributor
                            QUASAR DISTRIBUTOR, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   Custodian
                                U.S. BANK, N.A.
                           425 Walnut Street M/L 6118
                              Cincinnati, OH 45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             615 E. Michigan Street
                              Milwaukee, WI 53202
                                 (866) 209-1963

                                    Auditors
                              TAIT, WELLER &BAKER
                         1818 Market Street, 24th Floor
                             Philadelphia, PA 19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY &WALKER, LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA 94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.